4. Revolving Credit Facility	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
4. Revolving Credit Facility

On March 29, 2012 the Company entered into a revolving line of credit (“Credit Line”) with Lend America Inc. (“LAI”).  LAI is an entity owned BY our sole officer and director.   Under the Credit Line, the Company can borrow up to $50,000 for a period extending to September 30, 2014 (the “Maturity Date”).  Interest is payable at a rate of twelve percent (12%).   Unless otherwise paid by the Company, the entire principal and accrued interest shall be payable on the Maturity Date.  There is no pre-payment penalty.   As provided for under the Credit Line, LAI assigned all rights and obligations to Global Bridge Partners, Inc. (“GBP”), the Company’s controlling shareholder, on July 1, 2013.    The Company had $49,600 and $15,100 outstanding on the Credit Line as of the periods ended June 30, 2014 and December 31, 2013, respectively.   The Company has accrued interest of $3,937 and $1,831, as of June 30, 2014 and December 31, 2013, respectively.

On June 30, 2014, the Company entered into an amendment to the Credit Line.  The amendment extended the Maturity Date until December 31, 2014 and increased the amount of the Credit Line to $100,000.